SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Transaction cost	$ 460	$ 7,792
Professional services	1,699	869
Wages and salaries related	789	664
Travel expenses	126	379
Office and maintenance	68	37
Share based compensation	1,056	1,805
Insurance	457	329
Depreciation and amortization	15	15
Others	10	18
Total	4,848	13,350	$ 16,567	$ 2,723	$ 2,482
Nasdaq expenses	$ 168	$ 1,442
General and administrative expenses [member]
IfrsStatementLineItems [Line Items]
Transaction cost			7,278
Professional services			667	1,105	1,089
Public company expenses			5,128
Wages and salaries related			1,348	935	752
Travel expenses			611	223
Office and maintenance			170	145	116
Share based compensation			1,222	137	331
Insurance			50	60	102
Depreciation and amortization			30	35	28
Others			63	83	64
Total			$ 16,567	$ 2,723	$ 2,482